Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and Cash Equivalents	$ 120,686,000	$ 83,660,000	$ 67,840,000	$ 20,981,000
Loans receivable, net	384,615,000	454,045,000
Prepaid expenses and other assets	698,000	1,566,000
Deferred tax asset, net	15,111,000	19,602,000
Total assets	648,622,000	653,327,000
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	8,257,000	6,465,000
Total liabilities	562,947,000	592,493,000
Serial preferred stock	26,000,000	25,336,000
Common stock	91,000	91,000
Additional paid-in capital	51,175,000	51,795,000
Retained earnings	72,211,000	47,004,000
Unearned employee stock ownership plan shares	(2,804,000)	(2,997,000)
Treasury stock, at cost, 4,704,313 and 4,705,073 shares	(60,324,000)	(60,346,000)
Total stockholders' equity	85,675,000	60,834,000	57,061,000	69,547,000
Total liabilities and stockholders' equity	648,622,000	653,327,000
Condensed Statements of Income (Loss)
Interest income	22,983,000	30,816,000	39,541,000
Compensation and benefits	12,680,000	12,452,000	13,553,000
Occupancy	3,338,000	3,358,000	3,741,000
Data processing	1,177,000	1,332,000	1,221,000
Other	5,390,000	6,092,000	7,101,000
Income (loss) before income tax expense (benefit)	12,264,000	5,453,000	(11,555,000)
Income tax (benefit) expense	(14,406,000)	132,000	0
Net income (loss)	26,670,000	5,321,000	(11,555,000)
Adjustments to reconcile net income (loss) to cash used by operating activities:
Deferred income tax benefit	4,905,000	1,878,000	(4,883,000)
Earned employee stock ownership shares priced below original cost	(21,000)	(162,000)	(81,000)
Stock option compensation	4,000	7,000	29,000
Cancellation of restricted stock awards	119,000	0	0
Amortization of restricted stock awards	202,000	233,000	297,000
Increase in accrued expenses and other liabilities	364,000	(1,776,000)	380,000
(Increase) decrease in other assets	842,000	696,000	1,342,000
Other, net	64,000	580,000	381,000
Net cash used by operating activities	18,992,000	16,837,000	17,340,000
Cash flows from investing activities:
(Increase) decrease in loans receivable, net	63,814,000	89,591,000	76,114,000
Net cash (used) provided by investing activities	49,297,000	99,675,000	109,189,000
Cash flows from financing activities:
Net cash used by financing activities	(31,263,000)	(100,692,000)	(79,670,000)
(Decrease) increase in cash and cash equivalents	37,026,000	15,820,000	46,859,000
Parent Company [Member]
Assets:
Cash and Cash Equivalents	141,000	154,000
Investment in subsidiaries	88,332,000	63,165,000
Loans receivable, net	1,000,000	800,000
Prepaid expenses and other assets	79,000	14,000
Deferred tax asset, net	931,000	0
Total assets	90,483,000	64,133,000
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	4,808,000	3,299,000
Total liabilities	4,808,000	3,299,000
Serial preferred stock	26,000,000	25,336,000
Common stock	91,000	91,000
Additional paid-in capital	51,175,000	51,795,000
Retained earnings	72,211,000	47,004,000
Net unrealized losses on securities available for sale	(674,000)	(49,000)
Unearned employee stock ownership plan shares	(2,804,000)	(2,997,000)
Treasury stock, at cost, 4,704,313 and 4,705,073 shares	(60,324,000)	(60,346,000)
Total stockholders' equity	85,675,000	60,834,000
Total liabilities and stockholders' equity	90,483,000	64,133,000
Condensed Statements of Income (Loss)
Interest income	1,000	3,000	4,000
Equity income (losses) of subsidiaries	26,792,000	6,220,000	(10,519,000)
Compensation and benefits	(235,000)	(227,000)	(263,000)
Occupancy	(24,000)	(24,000)	(24,000)
Data processing	(6,000)	(6,000)	(6,000)
Other	(498,000)	(513,000)	(747,000)
Income (loss) before income tax expense (benefit)	26,030,000	5,453,000	(11,555,000)
Income tax (benefit) expense	(640,000)	132,000	0
Net income (loss)	26,670,000	5,321,000	(11,555,000)
Adjustments to reconcile net income (loss) to cash used by operating activities:
Equity (income) losses of subsidiaries	(26,792,000)	(6,220,000)	10,519,000
Deferred income tax benefit	(931,000)	0	0
Earned employee stock ownership shares priced below original cost	(21,000)	(162,000)	(81,000)
Stock option compensation	4,000	7,000	29,000
Cancellation of restricted stock awards	(119,000)	0	0
Amortization of restricted stock awards	202,000	233,000	298,000
Decrease in unearned ESOP shares	193,000	194,000	193,000
Increase in accrued expenses and other liabilities	47,000	65,000	101,000
(Increase) decrease in other assets	(65,000)	22,000	13,000
Other, net	(1,000)	0	(1,000)
Net cash used by operating activities	(813,000)	(540,000)	(484,000)
Cash flows from investing activities:
(Increase) decrease in loans receivable, net	(200,000)	600,000	100,000
Net cash (used) provided by investing activities	(200,000)	600,000	100,000
Cash flows from financing activities:
Dividends received from Bank	1,000,000	0	0
Net cash used by financing activities	1,000,000	0	0
(Decrease) increase in cash and cash equivalents	(13,000)	60,000	(384,000)
Parent Company [Member] | Beginning of Period [Member]
Assets:
Cash and Cash Equivalents	154,000	94,000	478,000
Parent Company [Member] | End of Period [Member]
Assets:
Cash and Cash Equivalents	$ 141,000	$ 154,000	$ 94,000